Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 25,254,184,946	$ 19,336,461,921
Total Financial Liabilities	23,786,275,707	16,075,777,258
Net Amount	1,467,909,239	3,260,684,663
Less than 1 Month
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	9,219,630,136	11,110,373,006
Total Financial Liabilities	15,980,969,770	11,040,230,501
Net Amount	(6,761,339,634)	70,142,505
From 30 to 90
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	2,502,217,479	1,200,849,527
Total Financial Liabilities	988,877,285	666,825,393
Net Amount	1,513,340,194	534,024,134
From 90 to 180
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	2,456,120,724	1,014,404,944
Total Financial Liabilities	765,238,898	234,770,244
Net Amount	1,690,881,826	779,634,700
6 to 12 Months
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	1,756,606,570	713,551,537
Total Financial Liabilities	170,878,735	151,575,793
Net Amount	1,585,727,835	561,975,744
More than 365
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	9,319,610,037	5,297,282,907
Total Financial Liabilities	5,880,311,019	3,982,375,327
Net Amount	$ 3,439,299,018	$ 1,314,907,580